Stock-Based Compensation and Awards - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 15,368	$ 14,636	$ 8,362
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	21	115	348
Restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	14,685	13,188	7,871
Restructuring and other charges—stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 662	$ 1,333	$ 143